May 13, 2010

VIA EDGAR

The United States Securities and
   Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-8629

Re:           Nationwide Life Insurance Company
Nationwide Variable Account-II
File Numbers 333-164886 and 811-03330

Dear Ms. Marquigny:

On behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide Variable Account-II ("Variable Account"), we are filing this Pre-Effective Amendment No. 1 to the Registration Statement indicated above.  This filing is being made electronically via EDGAR in accordance with Regulation S-T.

On February 12, 2010, Nationwide filed an initial Registration Statement on Form N-4 for Individual Flexible Premium Deferred Variable Annuity Contracts to be offered through the Variable Account.  Nationwide received your written comments in a letter dated April 8, 2010.  This Pre-Effectment Amendment No. 1 reflects redlined changes that are a result of Staff comments contained in the April 8, 2010 letter and other miscellaneous disclosure changes.  Each comment is restated below and is accompanied by Nationwide’s response.

1.           Guarantees. Please clarify supplementally whether there are any types of guarantees or support agreements with third parties to support any of the company's guarantees under the policy or any of its related riders. If there are none, please include a representation in your response letter indicating that there are no such agreements and the company will be solely responsible for paying out all guarantees associated with the contract and its related riders.

Response. Nationwide Life Insurance Company has no guarantees or support agreements with third parties to support any of its guarantees under the contract or any of its related riders.  Nationwide Life Insurance Company is solely responsible for paying out all guarantees associated with the contract and its related riders.

2.   Glossary (p. 2). If correct, please revise the definition of Extra Value Credit to indicate that the bonus is applied to the "Contract Value."

Response. We have revised the definition of Extra Value Credit as follows (emphasis added):

Extra Value Credit ("Credit")- The amount Nationwide applies to the Contract Value that is equal to 5% of each purchase payment made during the first Contract Year.

3.           Periodic Charge Table (p. 6). The "Total Variable Account Charges" values for the three Death Benefit Options and the Beneficiary Protector II Option appear to assume annual variable account charges equal 1.30% without the optional charges. Please recalculate these values using Maximum Mortality and Expense Risk Charges of 1.65% and Administrative Charges of 0.20%.

Response. We have revised the "Total Variable Account Charges" values for the three Death Benefit Options and the Beneficiary Protector II Option to reflect the Maximum Mortality and Expense Risk Charges of 1.65% and Administrative Charges of 0.20%.

4.           Examples (p. 8). Please include example figures in the pre-effective amendment and confirm supplementally that the example values are based on a $10,000 initial investment and not a $10,500 initial investment (reflecting the 5% bonus credit).

Response. We have added the Example numbers as requested.  The Example numbers reflect a $10,000 initial investment without the application of the Extra Value Credit.

5.   Minimum Initial and Subsequent Purchase Payments (p. 9). Please clarify the phrase "subject to investment performance" in the last sentence of this section. Specifically, please indicate whether the amount returned is always adjusted for market performance or if it is only adjusted when performance is negative.

Response. We have revised the last sentence of the "Minimum Initial and Subsequent Purchase Payments" subsection as follows (emphasis added):

If upon notification of death of the Contract Owner(s), the Annuitant or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to any negative investment performance.

Nationwide’s intention is to allow the purchase payment to remain in the contract if the investment performance is to the investor’s benefit, and reserve the right to return it if the investment performance is not to the investor’s benefit.  In other words, to prohibit the claimant’s ability to "play the market" by strategically notifying Nationwide of a Contract Owner or Annuitant’s death.

6.   The Fixed Account (p. 13). Please revise the paragraph directly above "Fixed Account Interest Rate Guarantee Period" to show how the 5% bonus credit is reflected in the guaranteed Fixed Account value calculation. Alternatively, explain why the guarantee does not apply to the value of bonus credits allocated to the Fixed Account.

Response. We have revised the first sentence of the paragraph directly above "Fixed Account Interest Rate Guarantee Period" as follows (emphasis added):

Nationwide guarantees that the Fixed Account value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, plus any applicable Extra Value Credit, less any surrenders and any applicable charges including CDSC.

7.    Waiver of CDSC (p. 16). It is particularly difficult to understand the practical effect of the following statement on page 16,

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for the purpose of calculating the maximum amount that can be withdrawn annually without a CDSC in subsection (1) above and for determining the waiver of CDSC for partial surrenders discussed later in this section, considered a surrender of purchase payments.

Please rewrite it in plain English. Rule 421. What is the point of characterizing these withdrawals as if they are not surrenders of purchase payments? What impact does that have on the value in subsection (1) or the partial surrender waiver amount?

Response. We have revised the above-mentioned paragraph to read as follows:

Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.

8.     Beneficiary Protector II Option (pp. 19-20).

a. Who Will Benefit? Please provide a brief summary of the general circumstances in which this option would be advantageous and the general fact pattern in which it would not provide a benefit.

Response. We have revised the first two paragraphs of the "Beneficiary Protector II Option" section as follows (emphasis added):

The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit").  This benefit is intended to offset any taxes that might be owed in connection with investment gains accrued under the contract.

The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.

The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets of the Variable Account.  In addition, allocations to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest Nationwide credits to amounts allocated to the Fixed Account.  Nationwide may realize a profit from the charge assessed for this option.  The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

b. Limit on Adjusted Earnings. The disclosure states that the maximum 200% Adjusted Earnings value is determined based on purchase payments made more than a year before the Co-Annuitant's death "proportionally adjusted for surrenders." Do the same time restrictions apply to the adjustment for surrenders? This comment applies to the 200% Maximum Adjusted Earnings limit mentioned on page 19 (under "Calculation of the First Benefit") and page 20 (under "Calculation of the Second Benefit).

Response. The same restriction does not apply to the surrender adjustment.  The Maximum Adjusted Earnings calculation takes into account only those purchase payments applied more than 1 year from the death; the adjustment for surrenders is made based on any and all surrenders taken from the contract, even if one or more surrenders occurred within 1 year from the death.  We have revised the disclosure (in both places) to emphasize this point, as follows (emphasis added):

Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the Annuitant’s death), proportionally adjusted for any and all surrenders taken from the contract.

9.    10% and 5% Lifetime Income Option (pp. 20-24).

a.           Introduction. If correct, please state that Nationwide treats surrenders as non-taxable returns of investment basis if the contract value at the time of the surrender is equal to or less than the sum or all purchase payments under the contract.

Response. We have revised the second paragraph of the "10% and 5% Lifetime Income Option" section as follows (emphasis added):

Although the tax treatment for surrenders under withdrawal benefits such as the Lifetime Income Options is not clear, Nationwide will treat the following amount of each surrender as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the surrender; or (b) the guaranteed benefit amount immediately before the surrender, over the remaining investment in the contract after the surrender.

For any surrender taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the surrender as a tax-free return of investment to the extent that the investment has not already been surrendered tax-free.  Please consult a qualified tax adviser.

b.           Availability. Please define "beneficially owned contracts."

Response. We have revised the last sentence of the "Availability" subsection as follows (emphasis added):

The Lifetime Income Options are not available on beneficially owned contracts (contracts opened by a beneficiary after a contract owner’s death).

      c.   Lifetime Income Option Charge. Please confirm that the charge for these options will not be assessed against any amounts held in the Fixed Account in connection with participation in the Dollar Cost Averaging for Living Benefits program. Otherwise, revise the fee disclosure as appropriate.

Response. The charge for these options will not be assessed against any amounts held in the Fixed Account in connection with participation in the Dollar Cost Averaging for Living Benefits program.  The charge for these options is assessed annually, on the anniversary of the contract issue date.  Since Dollar Cost Averaging for Living Benefits programs last either 6 or 12 months, assets allocated to the Fixed Account in connection with these programs will, by the time the charge is assessed, be re-allocated to the Sub-Accounts.

d. Determination of the Income Benefit Base Prior to the First Surrender.

(i) Frequency. Please clarify when the Current Income Benefit Base is recalculated if the contractowner has taken no surrenders. Is it only recalculated once a year on the L.inc Anniversary, or do new purchase payments also trigger a recalculation?

Response. We have revised the first paragraph of the "Determination of the Income Benefit Base Prior to the First Surrender" subsection as follows (emphasis added):

Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value.  Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base.  The Current Income Benefit Base from the date of contract issuance until the first surrender will reflect any additional purchase payments and reset opportunities, as described below.

(ii) Bonus Credits. For both the 10% and 5% Options, subparagraph (1) of the Current Income Benefit Base calculation is confusing. It states that one possible value for the Current Income Benefit Base is the highest anniversary contract value plus purchase payments and "credits applied after that Linc Anniversary." Given that Nationwide only provides a bonus credit on purchase payments made during the first Contract Year, when would credits ever be applied after a Linc Anniversary? Please reconcile or explain.

Response. We have revised subparagraph (1) of the Current Income Benefit Base calculation for both the 10% and 5% Options to remove references to credits applied, since no credits will be applied after the first Contract Anniversary.

(iii) Purchase Payments with Roll-up. Please clarify that the roll-up simple interest percentage is an annual rate.

Response. We have revised subparagraph (2)(b) of the Current Income Benefit Base calculation for both the 10% and 5% Options indicate that the simple interest rate is annual.

(iv) When Contract Value Equals Zero. If new purchase payments do not trigger the recalculation of the Current Income Benefit Base, does this mean purchase payments made after the last L.inc Anniversary but before the date the

Contract Value falls to zero will not increase the annual benefit provided under the Lifetime Income Options? See Comment 9(d)(i) above. Please clarify.

Response. The Current Income Benefit Base is a calculated on an ongoing basis and reflects additional purchase payments immediately after they are applied.  In the scenario described in the comment, the additional purchase payment would be reflected in the Current Income Benefit Base immediately upon deposit into the contract.  Please also refer to the second paragraph of the "Lifetime Income Surrenders" subsection.

e. Settlement Options. If a contractowner declines the lump sum settlement offers in favor of the 5% or 10% Lifetime Income Option Benefit, what procedures apply to distribution of the lifetime benefit payments? Will Nationwide automatically pay the annual benefit amount to the contractowner each year on a specific date? Will the contractowner still have to request surrenders equal to the annual benefit amount each year? If so, does the contractowner forego a portion of the benefit if s/he fails to request the entire year's benefit before the relevant 12-month period ends? Please explain.

Response. The response to this comment depends on whether the customer has established systematic withdrawals of their benefit amount.  We have added the following new disclosure after the second paragraph after the table in the "Lifetime Income Surrenders" subsection:

The Contract Owner can elect to set up systematic surrenders or can request each surrender separately.  All lifetime income surrender requests must be made on a Nationwide form available by contacting Nationwide’s home office at the phone number and address shown on page 1 of this prospectus.

Each year’s benefit amount is non-cumulative.  A Contract Owner cannot take a previous year’s benefit amount in a subsequent year without causing an excess surrender (see below) that will reduce the Current Income Benefit Base.

Additionally, we have added the following to the paragraph immediately preceeding the "Age Based Lump Sum Settlement Option" portion of the "Settlement Option" subsection:

If the Contract Owner had requested systematic surrenders of the annual benefit amount prior to the notice, those systematic surrenders will continue.  If the Contract Owner had not requested systematic surrenders prior to the notice, the Contract Owner may request systematic surrenders by contracting Nationwide at the phone number and address shown on page 1.  If a Contract Owner does not establish systematic surrenders of the annual benefit amount and fails to request their benefit amount in a given year, that year’s annual benefit amount is forfeited.

10.   Income Benefit Investment Options (pp. 24--25). Somewhere in this section, please identify which investment options are funds-of-funds and indicate that the underlying fund expenses relating to these options may be higher because they include the expenses of the underlying funds in which they invest.

Response. We have added the following new note immediately after the list of available investment options:

Note: Some of the investment options listed above are funds of funds.  Please refer to "Appendix A: Underlying Mutual Funds" for more information.

11.   Systematic Withdrawals (p. 33). In the second paragraph below the chart, please clarify the term "those amounts." Specifically, does the first sentence mean that the entire withdrawal is subject to the CDSC provision's free withdrawal provision or just the part that exceeds the free withdrawal permitted under the Systematic Withdrawal provision? An example may be helpful.

Response. We have replaced the second paragraph below the chart with the following new paragraph:

In any given Contract Year, any amount surrendered in excess of the greatest of (1), (2), or (3) above will be subject to the CDSC provisions (see "Contingent Deferred Sales Charge" earlier in this prospectus).

12.   Death Benefit Payment & Death Benefit Calculations (pp. 35-37). Please clarify the effect of the last paragraph under "Death Benefit Payment." Specifically, when there are multiple beneficiaries, does Nationwide have to receive instructions from all the beneficiaries to have "all the information necessary to pay the death benefit" as required by sub-paragraph (1) of each death benefit calculation?

Response. We have revised the last paragraph under the "Death Benefit Payment" section as follows (emphasis added):

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary’s portion of the death benefit proceeds.  At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to the Sub-Accounts will be allocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).

13.   Statements and Reports (p. 42). This section states that only one copy of the Fund's prospectuses, annual and semi-annual reports, and other documents will be mailed to those addresses shared by two or more accounts. Rule 30e-1(f) under the Investment Company Act permits Funds to send only one report to a household if either (i) consent in writing is obtained, or (ii) without written consent upon satisfaction of certain conditions. Please revise the disclosure to be consistent with Rule 30e-1(f).

Response. We have revised the "Statements and Reports" section as follows (emphasis added):

IMPORTANT NOTICE REGARDING DELIVERY OF CONTRACT OWNER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s).  Household delivery will continue for the life of the contracts.

A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by calling 1-866-223-0303 or by writing to the address on page 1 of this prospectus.  Nationwide will reinstitute individual delivery within 30 days after receiving such notification.

14. Other Required Disclosure, Exhibits, and Representations. Any exhibits, financial statements and other required disclosure not included in this registration statement must be filed in a pre- effective amendment to the registration statement. We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the insurance company and its management are in possession of all facts relating to the insurance company's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Response. Nationwide represents that the Pre-Effective Amendment No. 1 either contains, or incorporates by reference, all required disclosure, exhibits, and representations.

* * * * *

In addition, Nationwide acknowledges that:
•
should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing nor does the participation in the comment process;

•
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing nor does participation in the comment process; and

•
the insurance company may not assert this action or participation in the comment process as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact me directly at (614) 249-8782 if you have any questions regarding this filing.

Sincerely,

Jamie Ruff Casto
Managing Counsel
Nationwide Life Insurance Company